Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 53,370	$ 32,471
Trade accounts receivable	3,415	2,305
Due from related parties (Note 4)	0	2
Prepayments and other assets	1,496	278
Inventories	4,010	83
Total current assets	62,291	35,139
Fixed assets
Vessels, net (Note 5)	1,073,986	707,339
Total fixed assets	1,073,986	707,339
Other non-current assets
Above market acquired charters (Note 6)	51,124	8,062
Deferred charges, net	2,138	2,462
Restricted cash (Notes 2, 7)	6,750	5,250
Total non-current assets	1,133,998	723,113
Total assets	1,196,289	758,252
Current liabilities
Current portion of long-term debt (Note 7)	18,325	0
Trade accounts payable	8,460	526
Due to related parties (Note 4)	10,572	4,544
Derivative instruments (Note 8)	8,255	0
Accrued liabilities (Note 9)	2,286	898
Deferred revenue (Note 4)	7,739	3,207
Total current liabilities	55,637	9,175
Long-term liabilities
Long-term debt (Note 7)	615,255	474,000
Deferred revenue	3,649	2,812
Derivative instruments (Note 8)	4,422	32,505
Total long-term liabilities	623,326	509,317
Total liabilities	678,963	518,492
Commitments and contingencies (Note 16)
Partners' capital
General Partner	11,005	5,584
Limited Partners - Common (69,372,077 and 37,946,183 units issued and outstanding at December 31, 2011 and 2010, respectively)	517,545	262,918
Accumulated other comprehensive loss (Notes 2, 8)	(11,224)	(28,742)
Total partners' capital	517,326	239,760
Total liabilities and partners' capital	$ 1,196,289	$ 758,252